Long-Term Debt, net - Annual Loan Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Loan Balance	$ 37,163	$ 41,660
Loan Balance	37,863	41,660
Hamburg Commercial Bank AG
Disclosure of detailed information about borrowings [line items]
Loan Balance	22,163	24,937
DVB Bank SE | Tranche (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance		8,380
DVB Bank SE | Tranche (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance		8,343
Firment Shipping Inc.
Disclosure of detailed information about borrowings [line items]
Loan Balance	2,200
Macquarie Bank International Limited | Advance (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance	6,000
Macquarie Bank International Limited | Advance (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance	7,500
Not later than one year
Disclosure of detailed information about borrowings [line items]
Loan Balance	23,934	12,403
Not later than one year | Hamburg Commercial Bank AG
Disclosure of detailed information about borrowings [line items]
Loan Balance	22,163	2,774
Not later than one year | DVB Bank SE | Tranche (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance		8,380
Not later than one year | DVB Bank SE | Tranche (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance		1,249
Not later than one year | Firment Shipping Inc.
Disclosure of detailed information about borrowings [line items]
Loan Balance	0
Not later than one year | Macquarie Bank International Limited | Advance (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance	889
Not later than one year | Macquarie Bank International Limited | Advance (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance	882
Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Loan Balance	3,971	29,257
Later than one year and not later than two years | Hamburg Commercial Bank AG
Disclosure of detailed information about borrowings [line items]
Loan Balance	0	22,163
Later than one year and not later than two years | DVB Bank SE | Tranche (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance		0
Later than one year and not later than two years | DVB Bank SE | Tranche (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance		7,094
Later than one year and not later than two years | Firment Shipping Inc.
Disclosure of detailed information about borrowings [line items]
Loan Balance	2,200
Later than one year and not later than two years | Macquarie Bank International Limited | Advance (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance	889
Later than one year and not later than two years | Macquarie Bank International Limited | Advance (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance	882
Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Loan Balance	1,771
Later than two years and not later than three years | Hamburg Commercial Bank AG
Disclosure of detailed information about borrowings [line items]
Loan Balance	0
Later than two years and not later than three years | Firment Shipping Inc.
Disclosure of detailed information about borrowings [line items]
Loan Balance	0
Later than two years and not later than three years | Macquarie Bank International Limited | Advance (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance	889
Later than two years and not later than three years | Macquarie Bank International Limited | Advance (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance	882
Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Loan Balance	1,771
Later than three years and not later than four years | Hamburg Commercial Bank AG
Disclosure of detailed information about borrowings [line items]
Loan Balance	0
Later than three years and not later than four years | Firment Shipping Inc.
Disclosure of detailed information about borrowings [line items]
Loan Balance	0
Later than three years and not later than four years | Macquarie Bank International Limited | Advance (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance	889
Later than three years and not later than four years | Macquarie Bank International Limited | Advance (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance	882
Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Loan Balance	6,416
Later than four years and not later than five years | Hamburg Commercial Bank AG
Disclosure of detailed information about borrowings [line items]
Loan Balance	0
Later than four years and not later than five years | Firment Shipping Inc.
Disclosure of detailed information about borrowings [line items]
Loan Balance	0
Later than four years and not later than five years | Macquarie Bank International Limited | Advance (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance	2,444
Later than four years and not later than five years | Macquarie Bank International Limited | Advance (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance	$ 3,972
Later than two years
Disclosure of detailed information about borrowings [line items]
Loan Balance		0
Later than two years | Hamburg Commercial Bank AG
Disclosure of detailed information about borrowings [line items]
Loan Balance		0
Later than two years | DVB Bank SE | Tranche (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance		0
Later than two years | DVB Bank SE | Tranche (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance		$ 0